Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Shares Excluded from Computation of Diluted Loss Per Share

	As of December 31,
	2022	2021

Options to acquire common stock	1,765,108	2,827,820
Warrants to acquire common stock	4,167	4,167
Convertible preferred stock	3,127,689	9,363,637
Preferred investment option	11,363,637	11,363,637
	16,260,601	23,559,261